Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 94.4%

Communication Services — 14.8%
Alphabet, Inc., Class A	31,240	$10,559,120
Electronic Arts, Inc.	2,187	445,973
Match Group, Inc.	2,064	64,294
Meta Platforms, Inc., Class A	7,775	5,570,788
Pinterest, Inc., Class A*	5,210	115,297
Reddit, Inc., Class A*	1,205	217,225
Trade Desk, Inc. (The), Class A*	3,850	116,770
Total Communication Services		17,089,467

Consumer Discretionary — 5.4%
Airbnb, Inc., Class A*	3,719	481,127
Amazon.com, Inc.*	22,433	5,368,217
Deckers Outdoor Corp.*	1,274	152,039
Duolingo, Inc.*(a)	350	46,921
Gentex Corp.	1,914	44,041
Lucid Group, Inc.*(a)	2,835	31,384
SharkNinja, Inc.*	1,234	145,859
Total Consumer Discretionary		6,269,588

Consumer Staples — 5.0%
BellRing Brands, Inc.*	1,036	25,765
Church & Dwight Co., Inc.	2,100	202,125
Colgate-Palmolive Co.	7,048	636,364
Ingredion, Inc.	556	65,664
Kenvue, Inc.	16,754	291,520
Kimberly-Clark Corp.	2,902	290,171
PepsiCo, Inc.	11,956	1,836,800
Philip Morris International, Inc.	13,612	2,442,537
Total Consumer Staples		5,790,946

Health Care — 7.5%
Alnylam Pharmaceuticals, Inc.*	1,155	390,459
BioMarin Pharmaceutical, Inc.*	1,680	94,987
Corcept Therapeutics, Inc.*	920	36,680
Doximity, Inc., Class A*	1,201	45,002
Eli Lilly & Co.	5,033	5,219,976
Halozyme Therapeutics, Inc.*	1,028	73,718
Incyte Corp.*	1,717	171,820
Insmed, Inc.*	1,865	292,563
Ionis Pharmaceuticals, Inc.*	1,416	117,061
Mettler-Toledo International, Inc.*	179	245,810
Moderna, Inc.*(a)	3,417	150,587
Neurocrine Biosciences, Inc.*	872	118,644
Regeneron Pharmaceuticals, Inc.	903	669,529
ResMed, Inc.	1,276	329,604
Veeva Systems, Inc., Class A*	1,437	293,033
Zoetis, Inc.	3,854	481,056
Total Health Care		8,730,529

Industrials — 6.4%
Acuity, Inc.	268	82,876
Allegion PLC	752	124,373
Allison Transmission Holdings, Inc.	728	79,134
Automatic Data Processing, Inc.	3,537	873,002
Axon Enterprise, Inc.*	690	333,670
Dayforce, Inc.*	1,399	96,909
Deere & Co.	2,370	1,251,360
Eaton Corp. PLC	3,396	1,193,422
Generac Holdings, Inc.*	513	86,205
IDEX Corp.	654	129,852
Illinois Tool Works, Inc.	2,537	662,817
ITT, Inc.	752	137,090
Lincoln Electric Holdings, Inc.	481	127,633
Paylocity Holding Corp.*	476	64,250
Rocket Lab Corp.*(a)	4,671	374,007
Simpson Manufacturing Co., Inc.	363	64,171
Trane Technologies PLC	1,939	815,505
	Shares	Value
Common Stocks (continued)

Industrials (continued)
Valmont Industries, Inc.	172	$76,636
Vertiv Holdings Co., Class A	3,343	622,400
Woodward, Inc.	524	166,548
Total Industrials		7,361,860

Information Technology — 54.3%
Adobe, Inc.*	2,195	643,684
Appfolio, Inc., Class A*	123	23,355
Apple, Inc.	55,596	14,426,050
Applied Materials, Inc.	4,240	1,366,637
AppLovin Corp., Class A*	1,645	778,266
Arista Networks, Inc.*	6,734	954,477
Atlassian Corp., Class A*	899	106,244
Autodesk, Inc.*	1,134	286,755
Bentley Systems, Inc., Class B	1,562	54,857
Broadcom, Inc.	16,465	5,454,854
Cadence Design Systems, Inc.*	1,456	431,500
Cisco Systems, Inc.	21,129	1,654,823
Confluent, Inc., Class A*	1,644	50,208
Datadog, Inc., Class A*	1,740	225,017
Dell Technologies, Inc., Class C	1,786	204,390
Docusign, Inc.*	1,071	56,270
Dynatrace, Inc.*	1,612	61,401
Fair Isaac Corp.*	127	185,823
Fortinet, Inc.*	3,977	323,171
HubSpot, Inc.*	280	78,400
Intuit, Inc.	1,488	742,393
Lam Research Corp.	6,717	1,568,151
MACOM Technology Solutions Holdings, Inc.*	401	87,843
Manhattan Associates, Inc.*	322	48,625
Marvell Technology, Inc.	4,535	357,902
Microsoft Corp.	28,567	12,292,094
Nutanix, Inc., Class A*	1,446	56,871
NVIDIA Corp.	87,299	16,685,458
Palo Alto Networks, Inc.*	3,727	659,567
Pegasystems, Inc.	908	39,670
PTC, Inc.*	636	99,299
Pure Storage, Inc., Class A*	1,766	122,808
QUALCOMM, Inc.	5,727	868,156
SentinelOne, Inc., Class A*	1,782	24,912
ServiceNow, Inc.*	5,553	649,757
Snowflake, Inc., Class A*(a)	1,830	352,641
Synopsys, Inc.*	1,023	475,813
Ubiquiti, Inc.	324	178,660
Universal Display Corp.	254	29,164
Workday, Inc., Class A*	1,139	200,043
Total Information Technology		62,906,009

Materials — 1.0%
Corteva, Inc.	5,909	430,175
Sherwin-Williams Co. (The)	2,168	768,860
Total Materials		1,199,035

Total Common Stocks
(Cost $109,256,391)		109,347,434

Investment Companies — 5.3%

Exchange-Traded Funds — 5.3%
Fidelity MSCI Communication Services Index ETF	8,617	650,153
Fidelity MSCI Consumer Discretionary Index ETF	9,186	951,302
Fidelity MSCI Information Technology Index ETF	3,608	804,440
Health Care Select Sector SPDR Fund	2,942	455,245

Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Investment Companies (continued)

Exchange-Traded Funds (continued)
State Street Communication Services Select Sector SPDR ETF	5,422	$651,074
State Street Consumer Discretionary Select Sector SPDR ETF(a)	7,872	953,850
State Street Technology Select Sector SPDR ETF(a)	5,601	805,872
Vanguard Consumer Discretionary ETF	2,383	951,270

Total Investment Companies
(Cost $6,218,315)		6,223,206

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(b)(c)	32,381	32,381
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(b)	261,476	261,476

Total Short-Term Investments
(Cost $293,857)		293,857

Total Investments — 100.0% (Cost $115,768,563)		115,864,497
Other Assets and Liabilities, Net — (0.0)%(d)		(36,195)
Net Assets — 100.0%		$115,828,302

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,097,784; total market value of collateral held by the Fund was $2,198,622. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,166,240.
(b)	Reflects the 1-day yield at January 31, 2026.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$109,347,434	$—	$—	$109,347,434
Investment Companies	6,223,206	—	—	6,223,206
Short-Term Investments:
Money Market Funds	293,857	—	—	293,857
Total Investments in Securities	$115,864,497	$—	$—	$115,864,497

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.